Financial instruments and financial risk management	12 Months Ended
Jun. 30, 2021
Financial instruments and financial risk management
Financial instruments and financial risk management

28.    Financial instruments and financial risk management

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The table excludes fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount reasonably approximates fair value.

Financial instruments as of June 30, 2020 is as follows:

	Year ended June 30, 2020
		No category	Category in		Fair value
	Carrying	in accordance	accordance		hierarchy
(in € thousands)	amount	with IFRS 9	with IFRS 9	Fair value	level
Financial assets
Current financial assets
Trade and other receivables	4,815	—	Amortized cost	—	—
Cash and cash equivalents	9,367	—	Amortized cost	—	—
Other assets	18,950	8,886
thereof deposits	1,805	—	Amortized cost	—	—
thereof other financial assets	8,259	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Shareholder Loans	191,194	—	Amortized cost	192,338	Level 2
Lease liabilities	13,928	13,928	N/A	—	—
Other liabilities	5,905	—	Amortized cost	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost	—	—
Lease liabilities	5,787	5,787	N/A	—	—
Trade and other payables	36,158	—	Amortized cost	—	—
Other liabilities	46,128	30,968
thereof other financial liabilities	15,160	—	Amortized cost	—	—

Financial instruments as of June 30, 2021 is as follows:

	Year ended June 30, 2021
		No category	Category in		Fair value
	Carrying	in accordance	accordance	Fair	hierarchy
(in € thousands)	amount	with IFRS 9	with IFRS 9	value	level
Financial assets
Current financial assets
Trade and other receivables	5,030	—	Amortized cost	—	—
Cash and cash equivalents	76,760	—	Amortized cost	—	—
Other assets	14,667	10,864
thereof deposits	991	—	Amortized cost	—	—
thereof other financial assets	2,812	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	8,786	8,786	N/A	—	—
Current financial liabilities
Lease liabilities	5,361	5,361	N/A	—	—
Trade and other payables	44,210	—	Amortized cost	—	—
Other liabilities	50,227	40,596
thereof other financial liabilities	9,631	—	Amortized cost	—	—

The carrying amounts of each of the measurement categories listed above and defined by IFRS 9 as of June 30, 2020 and as of June 30, 2021 are as follows:

	Year ended June 30,
	2020	2021
	Carrying	Carrying
(in € thousands)	amount	amount
Financial assets measured at Amortized cost (AC)	24,246	85,592
Financial liabilities measured at Amortized cost (AC)	245,545	53,842

The fair value of Mytheresa Group’s non-current interest-bearing shareholder loans were calculated based on cash flows discounted by using market interest rates and credit risk derived from a peer group. As the fair value calculation is mainly based on observable market data, it constitutes a level 2 fair value.

Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

There were no transfers between the different levels of the fair value hierarchy during fiscal 2020 and fiscal 2021. Mytheresa Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of the reporting period.

As Mytheresa Group does not meet the criteria for offsetting, no financial instruments are netted.

Foreign exchange derivatives held only during the year were designated as hedging instruments, the effective fair value changes of which were recognized in separate components of equity. The development of the corresponding reserves is shown in the following table:

(in € thousands)	July 1, 2020	Additions	Reclassification	June 30, 2021
OCI 1	—	2,586	(2,586)	—
OCI 2	—	(809)	809	—

Net gains or losses

The table below shows the net gains and losses of financial instruments per measurement categories defined by IFRS 9:

	Year ended June 30,
(in € thousands)	2020	2021
Financial liabilities measured at Amortized cost (AC)	(12,988)	7,900
Financial assets and financial liabilities measured at fair value through profit or loss (FVPL)	2	—

Net gains and losses on financial assets measured at amortized cost mainly include changes in the loss allowance on trade receivables, currency translation differences and income from payments received on trade receivables, which were already written off. Net gains and losses on financial liabilities measured at amortized cost include gains and losses from interest expenses. Net gains and losses on financial assets and financial liabilities measured at fair value through profit or loss represent changes in fair value measurement.

Interest income and expenses

Interest expense is calculated by applying the effective interest rate to the gross carrying amount of liabilities measured at amortized cost (See Note 11).

Financial risk management

Mytheresa Group’s management has the overall responsibility to establish and oversee Mytheresa Group’s financial risk management. Mytheresa Group’s financial risk management policies are established to identify and analyze the risks faced by Mytheresa

Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and Mytheresa Group’s activities. Mytheresa Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Mytheresa Group has exposure to the following risks arising from financial instruments:

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates or interest rates will affect Mytheresa Group’s income or the value of its financial instruments. Mytheresa Group manages its market risk on a centralized basis with the objectives of managing and controlling market risk exposures within acceptable parameters.

●	Currency risk

Currency risks exist in particular where trade receivables, trade payables, cash and cash equivalents and planned transactions are not or will not be denominated in Euro. Mytheresa Group generates net sales in several different currencies, mostly denominated in either Euro or U.S. Dollars.

Mytheresa Group economically hedges its net foreign currency exposure (excluding the Shareholder Loans), by entering into foreign exchange hedging transactions with a maximum duration of one year. Mytheresa Group initially applied hedge accounting to these transactions during fiscal 2021. As of June 30, 2020 and 2021, Mytheresa Group has no derivatives outstanding.

The following tables show the impact to profit or loss if the foreign currencies (including Shareholder Loans) would increase or decrease against the Euro (foreign exchange sensitivity), based on the exposures in U.S. Dollars as of the reporting date.

	Year ended June 30,
	2020		2021
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	16,678	(20,414)	(1,128)	1,379

●	Interest rate risk

The fair value of our cash and cash equivalents that were held primarily in cash deposits would not be significantly affected by either an increase or decrease in interest rates due to the short-term nature of these instruments. We do not expect that interest rates will have a material impact on our results of operations. Interest expense under our Revolving Credit Facilities is historically immaterial.

Although interest rate fluctuations would only affect Mytheresa Group’s profit or loss in case of floating rate liabilities and financial assets at FVPL, the fair value of the group’s fixed interest rate financial instruments may also be affected. Mytheresa Group does not believe such effects pose significant risks as such instruments are not accounted for at fair value.

Liquidity risk

Liquidity risk is the risk that Mytheresa Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. Mytheresa Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables to ensure that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or creating other risks. Cash inflow from trade receivables are received usually within one week. Mid-to long-term payment terms with suppliers compensate for risks arising from financing of inventories. Mytheresa Group’s primary liquidity risk pertained to the prior Shareholder Loans, which have been fully repaid as of June 30, 2021. Historically, Mytheresa Group had several other shareholder loans outstanding which were cancelled and no longer outstanding as a result of the Prior Restructuring Transactions.

Mytheresa Group also has two revolving credit facilities in place to balance monthly cash flow volatility. The following table details undiscounted contractually agreed future cash outflows from financial liabilities.

Maturity analysis of financial liabilities as of June 30, 2020:

	Year ended June 30, 2020
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Shareholder Loans	—	—	252,045	252,045	191,194
Trade and other payables	36,158	—	—	36,158	36,158
Other liabilities	46,128	5,905	—	52,033	52,033
Liabilities to banks	10,000	—	—	10,000	10,000
Lease liabilities	6,517	14,866	—	21,383	19,715
Total	98,803	20,771	252,045	371,619	309,100

Maturity analysis of financial liabilities as of June 30, 2021:

	Year ended June 30, 2021
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	44,210	—	—	44,210	44,210
Other liabilities	50,227	—	—	50,227	50,227
Lease liabilities	5,733	9,151	—	14,884	14,147
Total	99,515	9,151	—	108,666	107,929

Credit risk

Credit risk is the risk of financial loss to Mytheresa Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk includes both the immediate default risk and the danger of a decline in the customer’s creditworthiness.

Mytheresa Group’s exposure to credit risk is limited, as the goods are not delivered until payment by the customer has been confirmed. Trade receivables are only generated via online and in-store sales, where customers pay the invoice amount by credit card or a comparable payment method. Due to these advanced payments, Mytheresa Group does not face significant credit risk related to its customers. Mytheresa Group also has no significant credit risk towards credit card companies, which only act as intermediaries for customer payment transactions. However, credit risk might occur in case of credit card fraud. Mytheresa Group has a team within its finance function, which is in charge of detecting early stage credit card fraud. Credit card fraud is considered objective evidence of impairment for which Mytheresa Group recognizes lifetime ECL.

Mytheresa Group is exposed to credit risk on cash and cash equivalents, which it monitors centrally. Mytheresa Group maintains its cash deposits at financial institutions with top credit ratings. The creditworthiness of these financial institutions is constantly monitored. Mytheresa Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of these financial institutions. As the loss allowance is immaterial, it was not recognized.

The following table provides the gross carrying amounts of cash and cash equivalents by ratings as of June 30, 2020 and 2021:

	Year ended June 30,
in € thousands	2020	2021
Rating Class 1	8,416	75,958
Rating Class 2	880	752
Rating Class 3	71	49

The movement in the loss allowance for expected credit losses in respect to trade and other receivables during fiscal 2020 and fiscal 2021 was as follows:

	Year ended June 30,
in € thousands	2020	2021
Beginning of fiscal year	46	46
Decrease loss allowance during the period	—	(46)
Write-offs	—	—
End of fiscal year	46	—

Default risks from other financial instruments are immaterial. Therefore, no loss allowance was recognized for other financial instruments.

Capital risk management

Mytheresa Group’s objective when managing capital is to safeguard Mytheresa Group’s ability to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. Mytheresa Group is not subject to any externally imposed capital requirements.